CONVERTIBLE NOTES AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
CONVERTIBLE NOTES AND NOTES PAYABLE.
Schedule of activity for the Company's convertible notes

	For the Year Ended December 31,
	2021	2020
Balance, beginning of year	$—	$7,280
Amortization of debt discount	—	25
Extinguishment of debt discount	—	6,767
Loss on conversion of note	—	9,344
Conversion of notes to equity	—	(23,630)
Foreign currency translation	—	214
Balance, end of year	$—	$—